Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of tax expense

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Income tax expense/(benefit)	$(772)	$(178)	$(1,557)
Total income taxes for the year	$(772)	$(178)	$(1,557)

Schedule of reconciliation of effective tax rate

	Years Ended December 31,
	2022	2021	2020
Statutory corporate income tax rate in Denmark	22%	22%	22%
Difference in corporate income tax rate in subsidiaries	—%	—%	—%
Non-deductible income / (expenses)	(1)%	—%	(1)%
Non-taxable income / (expenses)	—%	—%	1%
Additional tax deduction R&D expenses	4%	6%	3%
Tax credit research and development expenditures	(5)%	(4)%	9%
Change in deferred tax asset not capitalized	(16)%	(23)%	(25)%
Total effective tax rate	4%	1%	9%

Schedule of deferred tax in the statements of financial position

	Years Ended
	December 31,
	2022	2021	2020

	(USD in thousands)
Deferred Tax Positions:
Warrants	$739	$2,118	$4,289
Loss carry forward	13,581	9,530	3,759
Research and development expenditures	—	—	262
Other items	(214)	(98)	(6)
Deferred tax assets not recognized	(14,106)	(11,550)	(8,042)
Total Deferred Tax	$—	$—	$262